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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: /  /   (a)
               or fiscal year ending:12/31/2006 (b)

Is this a transition report?: (Y/N)     N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:

1.   A. Registrant Name: Prudential Variable Contract Account GI-2

     B. File Number: 811-07545

     C. Telephone Number:800-562-9874

2.   A. Street: 751 Broad Street

     B. City: Newark            C. State: NJ

     D. Zip Code: 07102         Zip Ext: 3777

     E. Foreign Country:        Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?(Y/N) N

4.   Is this the last filing on this form by Registrant?(Y/N) N

5.   Is Registrant a small business investment company (SBIC)?(Y/N) N

6.   Is Registrant a unit investment trust(UIT)?(Y/N) Y
     (If answer is "Y" (yes) complete only items 111 through 132)

7.   A. Is Registrant multiple portfolio company?(Y/N)__________
     (If answer is "N" (No), go to item 8.)

B. How many separate series 6r portfolios did Registrant have at the end of the period?_____________

SCREEN NUMBER:  01         PAGE NUMBER: 01

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For period ending 12/31/2006              If filing more than one
File number 811-07545                     Page 2, "X": _____

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATON IS REQUIRED EACH TIME THE FORM IS FILED.

                                             Is this the
Series                                      last filing
Number          Series Name                for this series?
------  ---------------------------        ----------------
  1                                             (Y/N)

SCREEN NUMBER: 02         PAGE NUMBER: 02

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(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending12/31/2006     If filing more than one
File number 811-07545           Page 47, "X": ____

UNIT INVESTMENT TRUSTS

111.* A. Depositor Name:____

      B. File Number (If any): 811-07545_________

      C. City:___    State:__    Zip Code:____ Zip Ext:

      Foreign Country:____________   Foreign Postal Code:______

111.* A. Depositor Name:__________________________________

      B. File Number (If any): _________________

      C. City:______   State:___   Zip Code:____    Zip Ext:

         Foreign Country:____________ Foreign Postal Code:_____

112.  * A. Sponsor Name:__________________________________

      B. File Number (If any):___________

      C. City:______     State:___       Zip Code:____     Zip Ext:

         Foreign Country:____________ Foreign Postal Code:_____

112. *    A.  Sponsor Name:___________________________________

          B. File Number (If any):________________

          C. City:_______   State:_____   Zip Code:_____    Zip Ext:

            Foreign Country:____________ Foreign Postal Code:_____

SCREEN NUMBER: 65         PAGE NUMBER: 47

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For period ending 12/31/2006                    If filing more than one
File number 811-07545                           Page 48, "X": ____

113. * A. Trustee Name:_____________

       B. City:____       State:___       Zip Code:__     Zip Ext:

         Foreign Country:______________   Foreign Postal Code: _______________

113. * A. Trustee Name:_______________________

      B.    City:______      State:____        Zip Code:____      Zip Ext:

      Foreign Country: Foreign Postal Code:

114. * A.  Principal Underwriter Name:_________________________________________

       B.  File Number:__________

       C.  City:_________    State:_______    Zip Code:_________      Zip Ext:

           Foreign Country:______________  Foreign Postal Code:_____

114. *A.  Principal Underwriter Name:

      B. File Number: 8- __________

      C. City:______     State:____      Zip Code:______         Zip Ext:

         Foreign Country:_________       Foreign Postal Code:______

115.  * A. Independent Public Accountant Name: ____________________________

        B. City: New York       State:_______    Zip Code:_______       Zip Ext:

           Foreign Country:_________       Foreign Postal Code:______

115. *   A.  Independent Public Accountant Name:____________________

         B.  City:________   State:____       Zip Code:____     Zip Ext:

             Foreign Country:______________     Foreign Postal Code:______

SCREEN NUMBER: 56    PAGE NUMBER: 48

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For period ending 12/31/2006                      If filing more than one
File number 811-07545                             Page 49, "X"

116. * A. Is Registrant part of a family of investment companies?(Y/N)_________

       B. Identify the family in 10 letters: __________________________________

       (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  * A. Is Registrant a separate account of an insurance company?(Y/N)
      ___________________

   If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

   B. Variable annuity contracts?(Y/N): _________________

   C. Scheduled premium variable life contracts:___________

   D. Flexible premium variable life contracts:_____________

   E. Other types of insurance products registered under the Securities Act of 1933?(Y/N)_____________________

118. * State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 1 .

119. * State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period______________

120. * State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
     ___________________________________

121. * State the number of series for which a current prospectus was in existence at the end of the period_________.

122. * State the number of existing series for which additional units were registered under the Securities Act of 1933 during the period______________

SCREEN NUMBER: 57     PAGE NUMBER: 49

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For period ending 12/31/2006                         If filing more than one
File number 811-07545                                Page 50, "X": ______

123. State the total value of the additional units considered in answering item 122 ($000's omitted) ____________________

124. * State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted)_________________

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) _____________________

126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)($000's omitted)
      ______________________________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                     Number of    Total Assets       Total Income
                                                      Series       ($000's           Distributions
                                                     Investing     omitted)        ($000's omitted)
                                                     ---------  --------------     ----------------
A. U.S. Treasury direct issue

B. U.S. Government agency

C. State and municipal tax-free

D. Public utility debt

E. Brokers or dealers debt or debt of
   brokers' or dealers' parent

F.  All other corporate intermed. & long term debt

G.  All other corporate short- term debt

H. Equity securities of brokers or dealers or parents of brokers or dealers

I.  Investment company equity securities

J.  All other equity securities                          1             $65,009                    $1,023

K.  Other securities

L.  Total assets of all series of                        1             $65,009                    $1,023
    registrant

SCREEN NUMBER: 58        PAGE NUMBER: 50

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For period ending 12/31/2006                       If filing more than one
File number 811-07545                              Page 51, "X" __________

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N) ____

129.* Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) _____________

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N) _____________

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $533

132. * List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-07545                 811-                       811-                      811-
811-                      811-                       811-                      811-
811-                      811-                       811-                      811-
811-                      811-                       811-                      811-
811-                      811-                       811-                      811-
811-                      811-                       811-                      811-
811-                      811-                       811-                      811-
811-                      811-                       811-                      811-

SCREEN NUMBER: 59       PAGE NUMBER: 51

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This report is signed on behalf of the registrant in the city of Livingston and
State of New Jersey on the 28th day of February, 2007.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

BY: /S/ Elaine Green                   WITNESS: /S/ William Sues

    Elaine Green                                William Sues
    Vice President                              Director, Separate Accounts